Financial Risk Management - Schedule of Foreign Currency Risk (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 134,025,561	$ 165,298
Lease liability	1,128,965
Currency Risk | Singapore Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	185,667	47,997
Trade and other payables	78,621	51,898
Lease liability	1,128,965
Assets (liabilities)	$ (1,021,919)	$ (3,901)